Offerings - Offering: 1	Jul. 14, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	4,637,852
Proposed Maximum Offering Price per Unit	1.19
Maximum Aggregate Offering Price	$ 5,519,043.88
Fee Rate	0.01381%
Amount of Registration Fee	$ 762.18
Offering Note	Represents shares of common stock, par value $0.0001 per share (the “Common Stock”), of authID Inc. (the “Registrant”) being registered for resale by the selling stockholders identified in the registration statement, consisting of (i) 4,065,000 shares of Common Stock issuable upon exercise of the April 2026 Warrants (the “Warrant Shares”) and (ii) 572,852 shares of Common Stock issued or issuable as fee shares (the “Fee Shares”). Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers such indeterminate number of additional shares of Common Stock as may become issuable to prevent dilution resulting from stock splits, stock dividends or similar transactions with respect to the shares of Common Stock being registered hereunder.

Estimated solely for the purpose of calculating the amount of the registration fee in accordance with Rule 457(c) under the Securities Act. The proposed maximum offering price per share and the maximum aggregate offering price are based on $1.19, the average of the high ($1.22) and low ($1.16) sale prices per share of the Common Stock as reported on the Nasdaq Capital Market on July 10, 2026, a date within five business days prior to the date of filing of this registration statement.

Calculated pursuant to Rule 457(c) under the Securities Act and Section 6(b) of the Securities Act at the fiscal year 2026 fee rate of $138.10 per $1,000,000 of the maximum aggregate offering price (i.e., 0.00013810), multiplied by the maximum aggregate offering price.